Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Profit before taxation		9,324	9,163	8,672
Share of post-tax results of associates and joint ventures		442	415	455
Other comprehensive (expense)/income for the year		8,707	822	(2,942)
Total comprehensive income for the year, net of tax		15,553	7,796	3,622
Other comprehensive income:
Items that may be reclassified to profit and loss		6	(17)	(98)
Items that will not be reclassified to profit and loss		19	14	(34)
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	6,564
Non-controlling interests		180	173	164
Groups Share in Associates and Joint Ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Revenue		2,675	2,164	1,983
Profit before taxation		626	569	589
Share of post-tax results of associates and joint ventures		442	415	455
Other comprehensive income:
Items that may be reclassified to profit and loss		6	(17)	(98)
Items that will not be reclassified to profit and loss		19	14	(34)
Total comprehensive income (note 9)		467	412	323
Profit from operations		622	567	591
Net finance costs		4	2	(2)
Taxation on ordinary activities		(176)	(147)	(125)
Profit for the year		450	422	464
Non-controlling interests		8	7	9
Associates and JVs
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Revenue		9,486	7,668	7,001
Profit before taxation		1,992	1,924	2,000
Share of post-tax results of associates and joint ventures		1,370	1,403	1,549
Other comprehensive income:
Profit from operations		1,971	1,911	2,006
Net finance costs		21	13	(6)
Taxation on ordinary activities		(595)	(499)	(421)
Profit for the year		1,397	1,425	1,579
Non-controlling interests		27	22	30
ITC Ltd.
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Revenue		7,126	5,312	4,892
Profit before taxation		2,395	1,931	1,930
Share of post-tax results of associates and joint ventures		1,761	1,427	1,495
Other comprehensive (expense)/income for the year		56	(11)	(450)
Total comprehensive income for the year, net of tax		£ 1,817	£ 1,416	£ 1,045

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.